Other liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Reserve for potential customer dispute settlement	$ 200	$ 200
Investor prepayment	$ 500	$ 500	$ 0